Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Insurance	$3,083	$2,234
Rent	893	2,226
Sales tax	786	909
Subscriptions	735	779
Contract assets	540	619
Advertising services	167	261
Deposits, current	163	1,547
Compensation	17	119
Consulting	4	28
Other	1,272	1,409

Prepaid Expenses and Other Current Assets	$7,660	$10,131

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Insurance	$2,234	$713
Rent	2,226	89
Deposits, current	1,547	311
Sales tax	909	284
Subscriptions	779	694
Contract assets	619	601
Advertising services	261	116
Compensation	119	284
Consulting	28	1,802
Other	1,409	1,190

Prepaid Expenses and Other Current Assets	$10,131	$6,084